Debt - Summary of Convertible Notes and Derivatives (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Net carrying amount of convertible note	$ 42,502,982	$ 728,319
Principal value of convertible note	49,907,347	744,198
Convertible Debt | Energize Ventures Fund [Member] | Related Party Convertible Notes I
Debt Instrument [Line Items]
Principal value of convertible note	7,600,000	0
Convertible Debt | Energize Ventures Fund [Member] | Related Party Convertible Notes I | Level 3
Debt Instrument [Line Items]
Unamortized deferred issuance costs, derivative, and warrants	3,534
Net carrying amount of convertible note	4,066
Principal value of convertible note	7,600
Fair value of convertible note and derivative liability	9,936
Fair value of convertible note excluding the derivative liability	7,446
Convertible Debt | Drive Capital Fund [Member] | Related Party Convertible Notes II
Debt Instrument [Line Items]
Principal value of convertible note	3,000,000	0
Convertible Debt | Drive Capital Fund [Member] | Related Party Convertible Notes II | Level 3
Debt Instrument [Line Items]
Unamortized deferred issuance costs, derivative, and warrants	474
Net carrying amount of convertible note	2,526
Principal value of convertible note	3,000
Fair value of convertible note and derivative liability	3,390
Fair value of convertible note excluding the derivative liability	2,830
Convertible Debt | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes III
Debt Instrument [Line Items]
Principal value of convertible note	7,000,000	$ 0
Convertible Debt | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes III | Level 3
Debt Instrument [Line Items]
Unamortized deferred issuance costs, derivative, and warrants	1,130
Net carrying amount of convertible note	5,870
Principal value of convertible note	7,000
Fair value of convertible note and derivative liability	7,829
Fair value of convertible note excluding the derivative liability	$ 6,484